Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) - $ / shares	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Shares issued price for service	$ 12.04	$ 12.04	$ 4.04
Shares issued price for payable	$ 5.20	$ 10.92